ACQUISITIONS (Tables)	3 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

	March 31, 2015
	PBF Logistics	Delaware City Products Pipeline and Truck Rack	Consolidated Results
Assets
Current assets:
Cash and cash equivalents	$20,179	$—	$20,179
Accounts receivable - affiliates	13,950	—	13,950
Prepaid expenses and other current assets	240	63	303
Total current assets	34,369	63	34,432

Property, plant and equipment, net	130,978	15,922	146,900
Marketable securities	234,939	—	234,939
Other assets, net	1,991	—	1,991
Total assets	$402,277	$15,985	$418,262

Liabilities
Current liabilities:
Accounts payable - affiliates	$2,922	$—	$2,922
Accounts payable and accrued liabilities	1,357	147	1,504
Total current liabilities	4,279	147	4,426

Long-term debt	510,000	—	510,000
Other long-term liabilities	—	—	—
Total liabilities	514,279	147	514,426

Equity
Net investment	—	15,838	15,838
Common unitholders - Public	340,000	—	340,000
Common unitholders - PBF LLC	(165,932)	—	(165,932)
Subordinated unitholders - PBF LLC	(286,070)	—	(286,070)
Total equity	(112,002)	15,838	(96,164)
Total liabilities and equity	$402,277	$15,985	$418,262

	December 31, 2014
	PBF Logistics	Delaware City Products Pipeline and Truck Rack	Consolidated Results
Assets
Current assets:
Cash and cash equivalents	$14,165	$—	$14,165
Accounts receivable - affiliates	11,630	—	11,630
Prepaid expenses and other current assets	295	102	397
Total current assets	26,090	102	26,192

Property, plant and equipment, net	130,779	16,088	146,867
Marketable securities	234,930	—	234,930
Other assets, net	2,152	—	2,152
Total assets	$393,951	$16,190	$410,141

Liabilities
Current liabilities:
Accounts payable - affiliates	$3,223	$—	$3,223
Accounts payable and accrued liabilities	1,021	477	1,498
Total current liabilities	4,244	477	4,721

Long-term debt	510,000	—	510,000
Other long-term liabilities	—	—	—
Total liabilities	514,244	477	514,721

Equity
Net investment	—	15,713	15,713
Common unitholders - Public	336,369	—	336,369
Common unitholders - PBF LLC	(167,787)	—	(167,787)
Subordinated unitholders - PBF LLC	(288,875)	—	(288,875)
Total equity	(120,293)	15,713	(104,580)
Total liabilities and equity	$393,951	$16,190	$410,141

	Three Months Ended March 31, 2015
	PBF Logistics LP	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenues from affiliates	$30,565	$2,281	$32,846

Costs and expenses:
Operating and maintenance expenses	7,481	953	8,434
General and administrative expenses	2,963	99	3,062
Depreciation and amortization	1,447	186	1,633
Total costs and expenses	11,891	1,238	13,129

Income from operations	18,674	1,043	19,717

Other income (expense):
Interest expense, net and other financing costs	(1,803)	10	(1,793)
Amortization of loan fees	(162)	—	(162)
Net Income	16,709	1,053	17,762
Less: Net income attributable to Predecessor	—	1,053	1,053
Limited partners' interest in net income attributable to the Partnership	$16,709	$—	$16,709

	Three Months Ended March 31, 2014
	PBF Logistics LP	DCR West Rack	Toledo Storage Facility	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenues from affiliates	$—	$—	$—	$2,182	$2,182

Costs and expenses:
Operating and maintenance expenses	1,536	—	2,470	842	4,848
General and administrative expenses	633	30	30	104	797
Depreciation and amortization	291	—	385	185	861
Total costs and expenses	2,460	30	2,885	1,131	6,506

(Loss) income from operations	(2,460)	(30)	(2,885)	1,051	(4,324)

Other income (expense):
Interest expense, net and other financing costs	—	—	—	2	2
Amortization of loan fees	—	—	—	—	—
Net (Loss) income	(2,460)	(30)	(2,885)	1,053	(4,322)
Less: Net (loss) income attributable to Predecessor	(2,460)	(30)	(2,885)	1,053	(4,322)
Limited partners' interest in net income attributable to the Partnership	$—	$—	$—	$—	$—